CONVERTIBLE NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
2025 Convertible notes [Member]
Principal amount	$ 575,000
Coupon rate	0.00%
Maturity date	Feb. 15, 2025
Conversion rate | $ / shares	$ 2.4813
Carrying amount of equity component representing conversion option	$ 116,521
Effective interest rate	5.21%
Debt issuance costs	$ 15,712
Issuance costs attributable to liability component	12,528
2025 Convertible notes [Member] | Third Party Consultants [Member]
Debt issuance costs	3,184
2025 Convertible notes [Member] | Ordinary shares [Member]
Principal amount	$ 1,000
Conversion rate | $ / shares	$ 403.01
2023 Convertible note [Member]
Principal amount	$ 442,750
Coupon rate	0.00%
Maturity date	Jan. 01, 2023
Conversion rate | $ / shares	$ 7.0113
Carrying amount of equity component representing conversion option	$ 105,375
Effective interest rate	6.20%
Debt issuance costs	$ 11,511
Issuance costs attributable to liability component	9,602
Equity issuance costs	2,999
2023 Convertible note [Member] | Third Party Consultants [Member]
Debt issuance costs	1,090
2023 Convertible note [Member] | Ordinary shares [Member]
Principal amount	$ 1,000
Conversion rate | $ / shares	$ 142.63
2025 Capped Call [Member]
Aggregate amount	$ 46,000
2023 Capped Call [Member]
Aggregate amount	$ 45,338